Equity (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity
Stock-based compensation	$ 26,499	$ 21,801
Income tax benefit (1)	856	1,633
After-tax stock-based compensation expense	$ 25,643	$ 20,168